Lease Liabilities and Commitment	12 Months Ended
Dec. 31, 2024
Lease Liabilities and Commitment [Abstract]
Lease liabilities and commitment

Note 15 – Lease Liabilities and Commitment

The Company entered into lease agreements for the arena and athlete housing with expiration dates ranging from 2024 to 2039. The lease terms were between 2 to 16 years. In addition, the majority of the lease amounts result from the acquisition of UYBA, where the Company has a lease on the arena through 2039.

A maturity analysis of lease liabilities based on undiscounted gross cash flow is shown in the table below:

	December 31, 2024	December 31, 2023
	EUR	EUR
Less than 1 year	161,235	185,738
1 to 5 years	180,000	260,569
5 to 10 years	225,000	225,000
10 to 15 years	211,250	225,000
More than 15 years	-	28,335
Total undiscounted cash flow	859,060	924,642
Less: interest to be paid	(212,459)	(215,720)
Total lease liabilities	565,026	708,922

Non-current lease liabilities	496,714	601,000
Current lease liabilities	68,312	107,922
Total lease liabilities	565,026	708,922